Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Major components of income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Current income tax	€ (219)	€ (67)	€ (752)
Current income tax expenses (-) / income ()	(155)	(57)	(752)
Adjustments for current income tax from prior periods	(64)	(10)	0
Deferred tax	(928)	151	(330)
Deferred taxes from the origination and reversal of temporary differences	(531)	(8)	211
Deferred taxes on tax losses carryforward	(397)	159	(541)
Effective tax expense	€ (1,147)	€ 84	€ (1,082)